LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
LOANS RECEIVABLE

NOTE 4 - LOANS RECEIVABLE

On April 11, 2011, the Company entered into a joint venture agreement (the “Joint Venture”) with Aviation Fuel International, Inc. (“AFI”), a Florida corporation, to provide for the supply of aviation fuel to various commercial aircraft via tanker trucks which are intended to be acquired by the Joint Venture. Pursuant to the Joint Venture, the Company was obligated to contribute working capital of $200,000 within 90 days of the effective date of the Joint Venture for the purchase of the tanker trucks, as well as salaries, benefits, and taxes regarding the operation thereof. The Company contributed $183,500 toward its working capital obligation under the Joint Venture. This amount has been recorded on the balance sheet as Loans Receivable as of December 31, 2011.On January 18, 2012, the Joint Venture was terminated upon completion of the acquisition of AFI by the Company. Consequently, theseLoans Receivable will be eliminated when consolidated with the financial statements of AFI in periods subsequent to the acquisition.